Finance Income and Expenses	6 Months Ended
Jun. 30, 2021
Financial Income and Expenses

Note 4 – Financial Income and Expenses

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)

Financial income:
Interest and other financial income	127	83
Foreign exchange rate gain, net	573	36

Total financial income	700	119

Financial expenses:
Interest and other financial expenses	(6)	(4)
Loss on marketable securities, net	(134)	(1)
Loss on other investments, net	(33)	—

Total financial expenses	(173)	(5)

Net financial items	527	114

Foreign exchange rate gain, net was DKK 573 million in the first half of 2021 as compared to DKK 36 million in the first half of 2020. The increase was driven by the strengthening of the USD against the DKK in 2021 that positively impacted our USD denominated marketable securities portfolio and cash holdings. Refer to Note 4.2 in the Annual Report for further details of foreign currency risk.

Loss on marketable securities, net of DKK 134 million in the first half of 2021 was primarily driven by the movements in interest rates in the United States and Europe.